CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
CONVERTIBLE NOTES

16.  CONVERTIBLE NOTES

2025 Convertible Notes

During the year ended December 31, 2020, the Company entered into agreements with a group of investors led by Goldman Sachs Asia Strategic Pte. Ltd. (the “Purchasers”) to issue the Company’s convertible promissory note (the “2025 Convertible Notes”) for total gross proceeds of US$200,000. The 2025 Convertible Notes will mature in five years and, bear interest at the rate of 2% per annum from the issuance date which will be payable semiannually in arrears in cash.

Conversion

Purchasers have the option to convert all or a portion of the outstanding 2025 Convertible Notes and any accrued and unpaid interest, into ADSs at the conversion price at any time. The conversion price will initially be US$12.00 per ADS or will be subject to customary adjustments when the decrease in VWAP exceeds certain threshold. In addition, the conversion price will be adjusted in the event when the Company makes certain dilutive issuances of shares.

Redemption upon maturity

Unless previously redeemed or converted, the Company shall redeem the 2025 Convertible Notes on the maturity date in an amount equal to the sum of (i) 115% of the then outstanding principal amount of the 2025 Convertible Notes and (ii) the interest accrued but unpaid on the maturity date. The Company may not redeem the 2025 Convertible Notes at its option prior to the maturity date.

Early redemption at the option of the Purchasers

If any portion of the outstanding principal amount of the 2025 Convertible Notes has not been converted by the third anniversary of the date of issuance of the 2025 Convertible Notes, the Purchasers at their sole discretion will have the right to require the Company to redeem, in whole or in part, the outstanding principal amount of the 2025 Convertible Notes which has not been converted previously in an amount equal to the sum of (i) 109% of the outstanding principal amount and (ii) the interest accrued but unpaid on the outstanding principal amount.

The Company elected to account for the 2025 Convertible Notes at fair value as a whole. Issuance costs including underwriting commissions and offering expenses were approximately RMB18,932, which were recognized in earnings as incurred.

16.  CONVERTIBLE NOTES (CONTINUED)

2025 Convertible Notes (continued)

During the years ended December 31, 2020 and 2021, Purchasers of the 2025 Convertible Notes exercised the right to convert 23,710,140 and 42,401,010 newly issued Class A ordinary shares at the conversion price of US$12 per ADS. Upon conversion, the fair value of converted portion was RMB720,547 and RMB1,639,806, respectively. Issuance costs was approximately RMB2,939 and nil, respectively, which were credited to capital accounts with the changes in the fair value up to the conversion date recorded in earning. No conversion rights were exercised by the Purchasers for the years ended December 31, 2023 and 2024.

From March to June 2023, the Company received notices from the holders of the 2025 Convertible Notes, requiring the Company to redeem the 2025 Convertible Notes at 109% of the principal amount plus all accrued but unpaid interest within three months since the receipt of notices. The Company repurchased all of the outstanding 2025 Convertible Notes with principal amount of US$68,000 during the year ended December 31, 2023.

The interest expense on the convertible promissory was recorded based on the stated rate of 2% in the interest expense within the consolidated statements of operations. For the year ended December 31, 2023, the interest expense was RMB4,471.

The changes in fair value gain of convertible notes of RMB21,816 were recognized in the changes in the fair value of financial instruments in the consolidated statement of operations for the years ended December 31, 2023.

2026 Convertible Notes

In January 2021, the Company issued US$600,000 principal amount 0.00% convertible senior notes including US$75,000 sold upon the exercise of the over-allotment option (the “2026 Convertible Notes”). The 2026 Convertible Notes will mature on February 1, 2026 unless redeemed, repurchased or converted prior to such date.

Holders may convert their 2026 Convertible Notes at their option prior to the close of business on the business day immediately preceding August 1, 2025 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on June 30, 2021 (and only during such calendar quarter), if the last reported sale price of ADSs’, each representing six Class A ordinary shares of the Company, par value US$0.00001 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five business day period after any ten consecutive trading day period in which the trading price per 1,000 US dollars principal amount of the 2026 Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the 2026 Convertible Notes for a tax or optional redemption; or (4) upon the occurrence of specified corporate events. On or after August 1, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2026 Convertible Notes at any time. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election. If the Company satisfies its conversion obligation solely in cash or through payment and delivery, as the case may be, of a combination of cash and ADSs, the amount of cash and ADSs, if any, due upon conversion will be based on a daily conversion value calculated on a proportionate basis for each trading day in a 40 trading day observation period.

The initial conversion rate of the 2026 Convertible Notes is 18.3574 of the Company’s ADS per 1,000 US dollars principal amount of the 2026 Convertible Notes (which is equivalent to an initial conversion price of approximately US$54.47 per ADS). The conversion rate will be subject to adjustment in some events. In addition, following certain corporate events that occur prior to the maturity date, if a make-whole fundamental change occurs prior to the maturity date of the 2026 Convertible Notes, or under certain circumstances upon a tax redemption or the Company’s optional redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its 2026 Convertible Notes in connection with such corporate event, such make-whole fundamental change or such notice of tax redemption or notice of optional redemption, as the case may be. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs (plus cash in lieu of a fractional ADS) or a combination of cash and ADSs, at its election. The conversion option may be settled in cash, ADSs, or a combination of cash and ADSs at the Company’s option.

16.  CONVERTIBLE NOTES (CONTINUED)

2026 Convertible Notes (continued)

The Company may not redeem the 2026 Convertible Notes prior to February 6, 2024 unless certain tax-related events occur. From February 6, 2024 to the 40th scheduled trading day immediately before the maturity date, the Company may redeem for cash all or part of the 2026 Convertible Notes, at its option, if the last reported sale price of the Company’s ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provides notice of redemption; and (ii) the trading day immediately preceding the date the Company sends such notice. Holders of the notes have the right to require the Company to repurchase for cash all of the 2026 Convertible Notes, or any portion of the principal thereof, on February 1, 2024 or in the event of certain fundamental changes. The redemption price will equal 100% of the principal amount of the 2026 Convertible Notes to be redeemed, plus any accrued and unpaid special interest, if any, to, but not including, the redemption date.

The 2026 Convertible Notes was accounted for as one unit of liability account using amortized cost method under ASU 2020-06, with no embedded derivative features being bifurcated.

The gross proceeds from issuance of the 2026 Convertible Notes were US$600,000. Debt issuance costs including underwriting commissions and offering expenses were approximately US$13,841, which were presented as deduction from liability and amortized into interest expense over the remaining period of 5 years. As of December 31, 2023, the net carrying amount of the 2026 Convertible Notes was RMB4,208,495. For the years ended December 31, 2023 and 2024, no coupon interest expense was recognized. The amortization of issuance costs was RMB19,499 for the year ended December 31, 2023. The effective interest rate was 0.47% for the year ended December 31, 2023.

In January 2024, the Company received notices from the holders of the 2026 Convertible Notes, requiring the Company to redeem the 2026 Convertible Notes at 100% of the principal amount. The Company repurchased all of the outstanding 2026 Convertible Notes with principal amount of of US$600,000 (equivalent to RMB4,262,340) in February 2024. The loss on debt extinguishment of RMB41,261 was recorded in interest expenses for the year ended December 31, 2024.

2027 Convertible Notes

On January 28, 2022, the Company entered into an investment agreement with funds managed by Blackstone Tactical Opportunities (each fund as an “Investor Party”) to issue the Company’s convertible promissory note (the “2027 Convertible Notes”) with principal amount of US$250,000. The 2027 Convertible Notes will mature in five years unless redeemed or converted prior to maturity date. For any holder that is an Investor Party as of the maturity date, the maturity date shall be extended to the 31st day after the maturity date (the “Investor Maturity Date”) and unless the 2027 Convertible Notes held by such holder have been duly redeemed or converted prior to the Investor Maturity Date, the Company’s repayment obligation to such holder will be satisfied by issuance and delivery of an aggregate number of Series A-1 perpetual convertible preferred shares equal to (1) the remaining portion of the principal amount, divided by (2) 1,000 US dollars, in repayment of the 2027 Convertible Notes. 2027 Convertible Notes bear interest at the rate of 2% per annum and paid in cash semi-annually unless prior written notice is provided to the holders by the Company.

If the Company declares or pays a dividend or distribution (whether in cash, property or any other form) on the ordinary shares, the Company shall simultaneously pay the holder in the same form and manner on a pro rata basis with the ordinary shares determined on an as-converted basis assuming that the 2027 Convertible Notes had been fully converted at the option of the holder pursuant to below conversion term as of the date immediately prior to the record date of the applicable dividend (or if no record date is fixed, the date as of which the record holders of ordinary shares entitled to such dividends are to be determined) (except in the case of a distribution in kind that consists solely of ordinary shares and/or ADSs, in which case the holder shall not be entitled to participate but the conversion price shall be adjusted pursuant to the below concerion term).

16.  CONVERTIBLE NOTES (CONTINUED)

2027 Convertible Notes (continued)

Conversion

2027 Convertible Notes are convertible at any time on and after the original issuance date, at the option of holders, into Class A ordinary shares of the Company at a conversion price of US$1.8333 per Class A ordinary share, or into ADSs at a conversion price of US$11.00 per ADS. The conversion prices are subject to adjustment under the terms of the 2027 Convertible Notes. The Company may effect a mandatory conversion at its election at any time on or after the third anniversary of the original issuance date, if its ADSs achieve a price threshold of 200% of the conversion price for a specified period.

Redemption

The holders have the right to require the Company to redeem the 2027 Convertible Notes during the Redemption Period as defined below in an amount equal to the sum of: (a) the principal amount of the 2027 Convertible Notes; plus (b) the total amount of the accrued interest, and any stub period interest that has accrued until, but excluding, the date the redemption price is paid in full; plus (c) the incremental amount in case a fundamental change specified in the investment agreement has occurred. Incremental amount is equal to (a) 50% of the principal amount, minus (b) the interest that has already been paid in cash, minus (c) the fair market value of a dividend or distribution paid to the holder in any form other than cash or as Class A Ordinary Shares, minus (d) the accrued interest and minus (e) the stub period interest accrued. Any portion of the redemption price not paid by the Company on the redemption date shall accrue interest at a rate of 10% per annum annually from the redemption date to the date when the redemption price is paid in full.

“Redemption Period” means: (a) in the case of any holder that is the Investor Party, (i) the period commencing on the date of a fundamental adverse regulatory change, a fundamental change or an event of default as defined in the investment agreement and ending on the fifth anniversary of the original issuance date, and (ii) the thirty-day period beginning on the fifth anniversary of the original issuance date; and (b) in the case of any holder that is not Investor Party, the period commencing on the date of a fundamental adverse regulatory change or an event of default and ending on the fifth anniversary of the original issuance date. Fundamental change represents events defined in the investment agreement, including that a “person” or “group” (within the meaning of Section 13(d)(3) of the Exchange Act), other than the Company or any of its wholly-owned subsidiaries, has become or files any report with the SEC indicating that such person or group has become the direct or indirect “beneficial owner” of the Company’s equity securities representing more than fifty percent (50%) of the voting power of all of the Company’s then-outstanding equity securities.

The gross proceeds from issuance of the 2027 Convertible Notes were US$250,000. Debt issuance costs were approximately US$162, which were presented as deduction from liability and amortized into interest expense over the remaining period of 5 years. As of December 31, 2023, the net carrying amount of the 2027 Convertible Notes was RMB1,769,946. For the year ended December 31, 2023, the coupon interest expense was RMB35,234. The effective interest rate was 2.02% for the year ended December 31, 2023.

The redemption feature is required to be bifurcated as a separate unit of liability account and measured at fair value as it is not clearly and closely related to the debt host contract. After the bifurcation, the 2027 Convertible Notes was accounted for using amortized cost method. The fair value of the redemption feature was immaterial initially and subsequently at December 31, 2022. As of December 31, 2023, the fair value of the bifurcated redemption feature was RMB188,706 and was recored as derivative liablitiy in the consolidated balance sheet. The changes in fair value of derivative liability was recognized in the changes in the fair value of financial instruments in the consolidated statement of operations for the year ended December 31, 2023.

On August 20, 2024, the holders entered into an agreement with the Company to consent the cancellation of the redemption right solely due to any fundamental change caused by the Strategic Investment from Success Flow International InvestmentLimited (“Success Flow”) and Choice Faith Group Holdings Limited (“Choice Faith”), both of which are beneficially owned by Shandong Hi-Speed HoldingsGroup Limited (“SDHG”, 00412.HK). And the Company shall pay the consent fee of an aggregate amount equal to US$37.5 million to the holders on the earlier of January 6, 2027 and the date on which the principal amount of the 2027 Convertible Notes become due and payable in accordance with the terms and conditions of the 2027 Convertible Notes.

16.  CONVERTIBLE NOTES (CONTINUED)

2027 Convertible Notes (continued)

Immediately prior to the above amendments, the net carrying amount of the 2027 Convertible Notes was RMB1,782,521, the related interest payables was RMB90,671 and the fair value of the bifurcated redemption feature, which was recorded as a derivative liability, was RMB57,060.

The coupon interest expense was RMB22,594 for the year ended December 31, 2024 (prior to the amendments). The effective interest rate was 2.02% for the year ended December 31, 2024 (prior to the amendment). The changes in fair value of derivative liability was recognized as a gain in the changes in the fair value of financial instruments of RMB132,538 in the consolidated statement of operations for the year ended December 31, 2024 (prior to the amendment).

The Company assessed the above amendments to the terms of the 2027 Convertible Notes as an extinguishment of debt based on a qualitative and quantitative evaluation of the amendment.

Upon the extinguishment, the 2027 Convertible Notes, the related interest payables and the derivative liability were derecognized and a gain on debt extinguishment of RMB246,175 was recognized in the consolidated statement of operations for the year ended December 31, 2024. The Company elected to account for the 2027 Convertible Notes at fair value as a whole subsequently to improve transparency of the financial statements, with the interest expenses presented within the changes in fair value of financial instruments.

As of December 31, 2024 and 2025, the fair value of the 2027 Convertible Notes was RMB1,897,738 and RMB2,178,928, respectively. For the years ended December 31, 2024 and 2025, the fair value changes were RMB199,408 and RMB328,573, including losses of RMB213,418 and RMB328,573 recorded in the changes in the fair value of financial instruments and gains of RMB14,243 and nil recorded in the other comprehensive income as changes in fair value due to instrument-specific credit risks, respectively. The fair value of the 2027 Convertible Notes exceeds the aggregate unpaid principal balance in an amount of RMB100,638 and RMB421,728 as of December 31, 2024 and 2025, respectively.

2030 Convertible Notes

On March 17, 2025, the Company completed issuance of US$430 million aggregate principal amount of its 2.50% Convertible Senior Notes due 2030 (the “2030 Convertible Notes”), with the interest payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2025. The 2030 Convertible Notes will mature on April 1, 2030, unless earlier repurchased, redeemed, or converted in accordance with their terms.

Redemption

Optional Redemption of the Noteholders

Holders have the right to require the Company to repurchase all or a portion of their 2030 Convertible Notes for cash on April 3, 2028. The repurchase price will be equal to 100% of the principal amount of the 2030 Convertible Notes to be repurchased, plus any accrued and unpaid interest up to, but excluding, the repurchase date.

If the Company experiences a “Fundamental Change” (including a change in control, liquidation, substantial asset sale, delisting, etc.), noteholders may require the Company to repurchase their 2030 Convertible Notes for cash. The repurchase price in this scenario will also be equal to 100% of the principal amount, plus any accrued and unpaid interest up to, but excluding, the fundamental change repurchase date.

16.  CONVERTIBLE NOTES (CONTINUED)

2030 Convertible Notes (continued)

Optional Redemption and tax redemption of the Company

The Company may not redeem the 2030 Convertible Notes prior to April 10, 2028, except in the event of certain tax law changes. On or after April 10, 2028, and on or prior to the 40th scheduled trading day immediately prior to the maturity date, the Company may redeem for cash all or any portion of the 2030 Convertible Notes if the last reported sale price of the ADSs has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption. The redemption price will be equal to 100% of the principal amount of the 2030 Convertible Notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date.

In addition, if a change in tax law requires the Company to pay additional amounts to investors, the Company may optionally redeem all of the 2030 Convertible Notes at a redemption price also equal to 100% of the principal amount plus accrued and unpaid interest.

Conversion

Holders may convert their 2030 Convertible Notes at their option at an initial conversion rate of 72.7273 ADSs per US$1 thousand principal amount of 2030 Convertible Notes, which is equivalent to an initial conversion price of approximately US$13.75 per ADS. Prior to October 1, 2029, the 2030 Convertible Notes will be convertible only upon the occurrence of certain specified conditions, such as: (1) if the closing price of the ADSs exceeds 130% of the conversion price for at least 20 trading days in a specified 30-day period; (2) if the trading price of the 2030 Convertible Notes falls below 98% of the value of the underlying ADSs for a specified period; (3) if the Company calls the 2030 Convertible Notes for redemption; or (4) upon the occurrence of certain specified corporate events.

On or after October 1, 2029, until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2030 Convertible Notes at any time, regardless of the foregoing conditions. Upon conversion, the Company will satisfy its conversion obligation by paying or delivering, at its election, cash, ADSs, or a combination of cash and ADSs.

Make-Whole Fundamental Change

If a “Make-Whole Fundamental Change” (such as a change in control, substantial asset sale, or delisting, etc.) occurs prior to the maturity date, or if the Company calls the 2030 Convertible Notes for optional redemption or tax redemption, and a holder elects to convert its 2030 Convertible Notes in connection with such an event, the Company will, under certain circumstances, increase the conversion rate for the 2030 Convertible Notes so surrendered for conversion by a number of “Additional ADSs”.

The number of Additional ADSs will be determined by reference to a pre-set table, based on the effective date of the event and the applicable price of the ADSs at that time. However, in no event will the conversion rate exceed a maximum of 90.9091 ADSs per US$1 thousand principal amount of 2030 Convertible Note, subject to standard anti-dilution adjustments.

The Company accounts for the 2030 Convertible Notes as a single liability instrument measured at amortized cost. The debt issuance costs of US$10,389 (equivalent to RMB74,525) will be amortized to interest expense using the effective interest method over the term of the 2030 Convertible Notes. The embedded redemption features do not require bifurcation as they are considered clearly and closely related to the debt host contract. The embedded conversion option, including the make-whole fundamental change provision, does not require bifurcation as the conversion feature is considered indexed to the Company’s own stock. The make-whole fundamental change provision is based on a pre-set table with axes of stock price and time and designed to compensate the holders for the lost time value, it does not violate the “indexed to own stock” requirement.

As of December 31, 2025, the carrying amount of the 2030 Convertible Notes was RMB2,959,736. The coupon interest expense was RMB60,798 for the twelve months ended December 31, 2025. The amortization of issuance costs was RMB10,544 for the year ended December 31, 2025. The effective interest rate was 3.04% for the twelve months ended December 31, 2025. As of December 31, 2025, the fair value of the 2030 Convertible Notes was RMB2,973,182 and is classified within Level 3 of the fair value hierarchy.